Quarterly Report
September 30, 2022
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.9%
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	128,714	$7,519,472
Alcoholic Beverages – 5.8%
Diageo PLC	730,247	$30,608,849
Pernod Ricard S.A.	199,619	36,486,959
		$67,095,808
Apparel Manufacturers – 2.4%
Adidas AG	41,659	$4,834,552
Compagnie Financiere Richemont S.A.	128,314	12,040,126
LVMH Moet Hennessy Louis Vuitton SE	19,164	11,265,271
		$28,139,949
Automotive – 0.8%
Knorr-Bremse AG	97,308	$4,218,886
Michelin (CGDE)	226,039	5,035,903
		$9,254,789
Brokerage & Asset Managers – 2.4%
Deutsche Boerse AG	114,356	$18,827,231
Euronext N.V.	145,866	9,230,141
		$28,057,372
Business Services – 6.5%
Cap Gemini S.A.	52,854	$8,446,628
Experian PLC	556,619	16,318,518
Intertek Group PLC	219,239	9,019,622
Nomura Research Institute Ltd.	412,600	10,140,722
Secom Co. Ltd.	193,000	10,965,825
SGS S.A.	8,327	17,786,784
Sohgo Security Services Co. Ltd.	90,000	2,266,359
		$74,944,458
Chemicals – 2.1%
Givaudan S.A.	8,035	$24,224,844
Computer Software – 9.2%
ANSYS, Inc. (a)	81,594	$18,089,390
Cadence Design Systems, Inc. (a)	312,171	51,018,107
Dassault Systemes SE	330,945	11,375,801
NICE Systems Ltd., ADR (a)	19,373	3,646,774
OBIC Co. Ltd.	72,100	9,559,492
SAP SE	148,715	12,260,334
		$105,949,898
Computer Software - Systems – 2.7%
Amadeus IT Group S.A. (a)	238,306	$11,030,935
Samsung Electronics Co. Ltd.	548,968	20,170,912
		$31,201,847
Construction – 1.2%
CRH PLC	176,064	$5,637,793
Geberit AG	18,676	7,990,633
		$13,628,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 9.3%
Beiersdorf AG	95,782	$9,476,293
Kao Corp.	252,500	10,238,469
Kobayashi Pharmaceutical Co. Ltd.	158,700	9,252,343
KOSE Corp.	32,600	3,318,541
Lion Corp.	357,700	4,031,537
L'Oréal	76,599	24,390,493
Reckitt Benckiser Group PLC	401,638	26,544,819
ROHTO Pharmaceutical Co. Ltd.	448,200	14,289,110
Svenska Cellulosa Aktiebolaget	457,532	5,802,248
		$107,343,853
Electrical Equipment – 7.4%
Halma PLC	368,567	$8,298,997
Legrand S.A.	376,663	24,335,780
OMRON Corp.	153,200	6,982,499
Schneider Electric SE	363,363	40,766,027
Yokogawa Electric Corp.	358,500	5,649,469
		$86,032,772
Electronics – 6.7%
Analog Devices, Inc.	190,742	$26,577,990
ASML Holding N.V.	11,557	4,793,743
DISCO Corp.	30,500	6,646,443
Hirose Electric Co. Ltd.	148,200	19,261,387
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	287,641	19,720,667
		$77,000,230
Engineering - Construction – 1.1%
IMI PLC	985,172	$12,222,743
Food & Beverages – 9.0%
Chocoladefabriken Lindt & Sprungli AG	420	$4,058,249
Ezaki Glico Co. Ltd.	183,800	4,527,375
ITO EN Ltd.	237,600	9,561,336
Kerry Group PLC	78,198	6,946,935
Nestle S.A.	560,042	60,641,133
Nissan Foods Holdings Co. Ltd.	31,000	2,152,166
Toyo Suisan Kaisha Ltd.	383,200	15,780,225
		$103,667,419
Food & Drug Stores – 0.1%
Ocado Group PLC (a)	186,811	$970,050
Insurance – 0.4%
Hiscox Ltd.	474,602	$4,640,065
Machinery & Tools – 5.6%
Epiroc AB	575,928	$8,237,894
GEA Group AG	285,127	9,316,488
Nordson Corp.	40,190	8,531,131
Schindler Holding AG	68,007	10,549,143
SMC Corp.	32,600	13,151,583
Spirax-Sarco Engineering PLC	135,156	15,525,415
		$65,311,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.1%
Resona Holdings, Inc.	431,600	$1,574,551
UBS Group AG	746,554	10,784,695
		$12,359,246
Medical Equipment – 4.1%
Agilent Technologies, Inc.	76,892	$9,346,222
Bruker BioSciences Corp.	148,264	7,866,888
EssilorLuxottica	84,300	11,422,278
Nihon Kohden Corp.	127,000	2,682,850
Shimadzu Corp.	606,600	15,789,739
		$47,107,977
Metals & Mining – 0.8%
Glencore PLC	1,784,644	$9,423,880
Other Banks & Diversified Financials – 1.7%
Chiba Bank Ltd. (l)	697,800	$3,755,864
Hachijuni Bank Ltd.	607,000	2,002,208
Julius Baer Group Ltd.	88,800	3,863,986
Jyske Bank A.S. (a)	77,069	3,976,103
Mebuki Financial Group, Inc.	1,022,500	1,992,296
North Pacific Bank Ltd.	910,100	1,427,435
Sydbank A.S.	102,197	2,797,961
		$19,815,853
Pharmaceuticals – 2.8%
Bayer AG	186,085	$8,587,437
Roche Holding AG	61,007	19,891,884
Santen Pharmaceutical Co. Ltd.	620,700	4,159,707
		$32,639,028
Precious Metals & Minerals – 4.1%
Agnico Eagle Mines Ltd.	195,211	$8,247,377
Franco-Nevada Corp.	266,513	31,834,542
Wheaton Precious Metals Corp.	209,729	6,791,312
		$46,873,231
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	138,535	$13,487,917
Real Estate – 1.2%
LEG Immobilien SE	75,809	$4,558,840
TAG Immobilien AG	290,106	2,335,676
Vonovia SE, REIT	299,283	6,514,467
		$13,408,983
Specialty Chemicals – 4.5%
Croda International PLC	73,745	$5,267,918
Kansai Paint Co. Ltd.	291,400	4,121,439
Novozymes A.S.	383,056	19,105,594
Sika AG	48,547	9,721,451
Symrise AG	142,165	13,995,580
		$52,211,982
Specialty Stores – 0.1%
Zalando SE (a)	87,911	$1,742,960
Total Common Stocks		$1,096,276,706

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA	366,872	$21,939,920
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	224,332	$100,037

Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 2.64% (v)	34,085,475	$34,088,883

Other Assets, Less Liabilities – 0.2%		2,566,891
Net Assets – 100.0%		$1,154,972,437
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,088,883 and $1,118,316,663, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$33,179,185	$162,101,785	$—	$195,280,970
France	—	182,755,281	—	182,755,281
Switzerland	100,037	181,552,928	—	181,652,965
United Kingdom	—	138,840,876	—	138,840,876
United States	121,429,728	—	—	121,429,728
Germany	82,140,558	36,468,106	—	118,608,664
Canada	46,873,231	—	—	46,873,231
Denmark	—	25,879,658	—	25,879,658
South Korea	—	20,170,912	—	20,170,912
Other Countries	30,886,913	55,937,465	—	86,824,378
Mutual Funds	34,088,883	—	—	34,088,883
Total	$348,698,535	$803,707,011	$—	$1,152,405,546
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2022, the value of securities loaned was $626,167. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $693,276.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,183,142	$210,815,033	$203,914,779	$2,140	$3,347	$34,088,883
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$246,249	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
Japan	16.9%
France	15.8%
Switzerland	15.7%
United States	13.7%
United Kingdom	12.0%
Germany	10.3%
Canada	4.1%
Denmark	2.2%
South Korea	1.7%
Other Countries	7.6%
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.